SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	For the three months ended September 30,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(64,608)	$(4,268)
Denominator:
Weighted average shares outstanding, basic and diluted	72,462,512	60,800,000
Basic and diluted net loss per share	$(0.89)	$(0.07)

	For the nine months ended September 30,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(73,712)	$(29,697)
Denominator:
Weighted average shares outstanding, basic and diluted	64,730,224	60,800,000
Basic and diluted net loss per share	$(1.14)	$(0.49)

ITHAX ACQUISITION CORP.
Summary of reconciliation of company's financial statements

Gross proceeds	$241,500,000
Less:
Proceeds allocated to Public Warrants	(11,109,000)
Class A ordinary shares issuance costs	(14,006,535)
Plus:
Subsequent measurement of carrying value to redemption value	25,216,158

Class A ordinary shares subject to possible redemption	$241,600,623

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except share amounts):

			For the period from October 2, 2020
	Year Ended		(inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$2,551,089	$760,550	$—	$(4,891)
Denominator:
Basic weighted average shares outstanding	22,098,904	6,588,288	—	5,250,000
Basic net income (loss) per ordinary share	$0.12	$0.12	$—	$0.00

			For the period from October 2, 2020
	Year Ended		(inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$2,545,155	$766,484	$—	$(4,891)
Denominator:
Diluted weighted average shares outstanding	22,098,904	6,655,171	—	5,250,000
Diluted net income (loss) per ordinary share	$0.12	$0.12	$—	$0.00